Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Derivative [Line Items]
Unrealized gain, included in Accumulated other comprehensive income/loss		$ 0.5
Percentage of assets classified within level 3 of fair value hierarchy to total assets and liabilities measured at fair value		1.00%
Commodity Contract
Derivative [Line Items]
LME copper prices, average (per ton)	7,828	8,836	6,651
LME copper prices, average provisional price (per ton)		8,160
Applicable forward copper price		7,643
Commodity Contract | Sales
Derivative [Line Items]
Gain (loss) on mark-to-market value of contracts		$ (20.6)